Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Current assets
Cash and cash equivalents	$ 417,166	$ 428,261
Restricted cash	1,626	3,591
Term deposits	50,035	50,612
Short term investments	504,952	321,182
Accounts receivable, net of allowance of US$48 and US$182 for 2012 and 2013, respectively	3,530	3,794
Inventory	22,540	20,074
Deferred tax assets	9,025	7,316
Prepaid expenses and other current assets, net	59,586	60,546
Amounts due from related parties, current	2,372
Total current assets	1,070,832	895,376
Property and equipment, net	247,262	204,342
Land use rights, net	4,542	3,476
Amounts due from related parties, non-current	904	1,449
Long term deposit	12,600	12,819
Long term prepaid rent	1,259	2,205
Prepayment of an acquisition		3,279
Deferred tax assets, non-current	3,153	1,238
Intangible assets	862	833
Goodwill	3,760	1,798
Long term investment	8,267	2,002
Total assets	1,353,441	1,128,817
Current liabilities
Accounts payable (including accounts payable of the consolidated variable interest entity without recourse to the Company of US$8,943 and US$8,553 as of May 31, 2012 and 2013, respectively)	8,569	8,943
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entity without recourse to the Company of US$88,681 and US$109,707 as of May 31, 2012 and 2013, respectively)	131,499	99,773
Income taxes payable (including income taxes payable of the consolidated variable interest entity without recourse to the Company of US$8,979 and US$16,315 as of May 31, 2012 and 2013, respectively)	16,472	10,012
Amounts due to related parties (including amounts due to related parties of the consolidated variable interest entity without recourse to the Company of US$164 and US$13 as of May 31, 2012 and 2013, respectively)	1,101	164
Deferred revenue (including deferred revenue of the consolidated variable interest entity without recourse to the Company of US$266,814 and US$327,443 as of May 31, 2012 and 2013, respectively)	332,194	269,411
Dividend payable (including dividend payable of the consolidated variable interest entity without recourse to the Company of nil and nil as of May 31, 2012 and 2013, respectively)		50,000
Total current liabilities	489,835	438,303
Deferred tax liabilities, non-current (including deferred tax liabilities, non-current of the consolidated variable interest entity without recourse to the Company of US$112 and US$1,836 as of May 31, 2012 and 2013, respectively)	1,836	112
Acquisition payable (including acquisition payable of the consolidated variable interest entity without recourse to the Company of nil and US$4,518 as of May 31, 2012 and 2013, respectively)	4,518
Total liabilities	496,189	438,415
Commitments and Contingencies (Note 20)
Equity
Common shares (US$0.01 par value; 300,000,000 shares authorized as of May 31, 2012 and 2013, respectively; 158,379,387 and 156,695,987 shares issued and outstanding as of May 31, 2012 and 2013, respectively)	1,573	1,555
Treasury stock	(17)
Additional paid-in capital	164,336	161,485
Statutory reserves	107,723	85,253
Retained earnings	500,770	386,971
Accumulated other comprehensive income	82,867	55,138
Total equity	857,252	690,402
Total liabilities and equity	$ 1,353,441	$ 1,128,817